Stockholders' Equity - Schedule of Stock Option Activity (Detail) - 2017 Plan - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock Options
Outstanding beginning (in shares)	2,896
Granted (in shares)	1,172
Exercised (in shares)	(229)
Forfeited (in shares)	(868)
Outstanding ending (in shares)	2,971	2,896
Options exercisable (in shares)	1,464
Weighted Average Exercise Price
Outstanding beginning (in dollars per share)	$ 14.49
Granted (in dollars per share)	6.89
Exercised (in dollars per share)	6.16
Forfeited (in dollars per share)	15.57
Outstanding ending (in dollars per share)	11.82	$ 14.49
Weighted Average Exercise Price, Options exercisable (in dollars per share)	$ 15.30
Aggregate Intrinsic Value, Outstanding	$ 845
Aggregate Intrinsic Value, Granted	0
Aggregate Intrinsic Value, Exercised	915
Aggregate Intrinsic Value, Forfeited	111
Aggregate Intrinsic Value, Outstanding	10,094	$ 845
Aggregate Intrinsic Value, Options exercisable	$ 1,861
Remaining Contractual Life, Outstanding	7 years 3 months 7 days	6 years 10 months 2 days
Remaining Contractual Life, Options exercisable	5 years 7 months 2 days